Management's Plans to Continue as a Going Concern	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Management's Plans To Continue As A Going Concern [Abstract]
Management's Plans to Continue as a Going Concern
(2)	Management's Plans to Continue as a Going Concern

The accompanying financial statements have been prepared on a going-concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. The Company has incurred losses since inception and has a deficit accumulated during the development stage of $238.5 million as of June 30, 2012. The Company anticipates incurring additional losses until such time, if ever, that it can generate significant sales of its therapeutic product candidates currently in development or enters into cash flow positive business development transactions.

Based upon its current expected level of operating expenditures and debt repayment, and assuming it is not required to settle any outstanding warrants in cash, the Company expects to be able to fund its operations through August 31, 2012. The Company intends to pursue additional sources of capital to continue its business operations as currently conducted and fund deficits in operating cash flows. There is no assurance that such financing will be available when needed or, if available, on terms acceptable to the Company. In the event financing is not obtained, the Company will not be able to remain in business and will likely need to seek protection under the United States bankruptcy laws.

The Company is currently appealing a notice of delisting from the NASDAQ Stock Market for failure to maintain minimum stockholders' equity.  While the appeal is pending, the Company's securities will not be delisted. However, there can be no assurance that the NASDAQ Listing Qualifications Panel will grant the Company's request for continued listing.  If the Company's common stock is delisted and is not subsequently listed on another national securities exchange, the Company would be required to pay the cash settlement value for certain outstanding warrants.  If a delisting occurred on June 30, 2012, this amount would have been $2.3 million.

These factors raise significant concerns about Company's ability to continue as a going concern. The financial statements do not include any adjustments relating to recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue in existence.

(2)           Management's Plans to Continue as a Going Concern

The accompanying financial statements have been prepared on a going-concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business.  The Company has incurred losses since inception and has a deficit accumulated during the development stage of $230.2 million as of December 31, 2011, including $48.4 million of cumulative accretion on redeemable convertible preferred stock through April 2010.  The Company anticipates incurring additional losses until such time, if ever, that it can generate significant sales of its therapeutic product candidates currently in development or enters into cash flow positive business development transactions.

Based upon its current expected level of operating expenditures and debt repayment, and assuming it is not required to settle any outstanding warrants in cash, the Company expects to be able to fund its operations to September 2012.  The Company intends to pursue additional sources of capital to continue its business operations as currently conducted and fund deficits in operating cash flows.  There is no assurance that such financing will be available when needed or, if available, on terms acceptable to the Company.

In November 2011, the Company's Board of Directors approved a restructuring plan designed to fund the Company's lead development programs through key milestones in 2012, eliminate plans to use its facility in East Norriton, Pennsylvania as a manufacturing center, and centralize its research and development operations in its leased facility in Winston-Salem, North Carolina.  The Company has retained a few administrative employees in its facility in East Norriton, Pennsylvania, and is exploring options to significantly reduce the amount of space it currently rents.

In the event financing is not obtained, the Company could pursue additional headcount reductions and other cost cutting measures to preserve cash as well as explore the sale of selected assets to generate additional funds.If the Company is required to significantly reduce operating expenses and delay, reduce the scope of, or eliminate one or more of its development programs, these events could have a material adverse effect on the Company's business, results of operations and financial condition.

These factors could significantly limit the Company's ability to continue as a going concern. The financial statements do not include any adjustments relating to recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue in existence.